UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22870
(Investment Company Act file number)

Stone Ridge Trust II
(Exact name of registrant as specified in charter)

405 Lexington Avenue, 55th Floor
New York, New York 10174
(Address of principal executive offices) (Zip code)

Jane Korach
Stone Ridge Trust II
405 Lexington Avenue, 55th Floor
New York, New York 10174
 (Name and address of agent for service)

1-855-609-3680
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
Schedule of Investments as of January 31, 2014 (Unaudited)

	Principal	Fair
	Amount	Value
EVENT LINKED BONDS - 1.8%
FINANCIAL SERVICES - 1.8%
Global - 0.9%
Loma Re 2013-1 A
9.775%, 01/08/2018 (a)(b)(c)	$335,000	$337,114
Loma Re 2013-1 B
12.025%, 01/08/2018 (a)(b)(c)	1,005,000	1,011,884
Loma Re 2013-1 C
17.025%, 01/08/2018 (a)(b)(c)	1,739,000	1,752,998
Venterra Re 2013-1 A
3.775%, 01/09/2017 (a)(b)(c)	2,154,000	2,180,107
		5,282,103
United States - 0.9%
Skyline Re 2014-1 A
14.000%, 01/06/2017 (a)(b)(c)	2,166,000	2,170,332
Vitality Re V B
2.525%, 01/07/2019 (a)(b)(c)	3,618,000	3,617,991
		5,788,323
TOTAL EVENT LINKED BONDS (Cost $11,017,000)		11,070,426

PARTICIPATION NOTES (QUOTA SHARES) - 2.7%
Financial Services - 2.7%
Global - 2.7%
Eden Re 2014-1
04/21/2017 (b)(d)(e)(Cost: $6,250,000; Acquisition Date: December 31, 2013)	6,250,000	6,289,455
Silverton Re 2014-1
09/16/2016 (b)(d)(e)(Cost: $10,175,000; Acquisition Date: December 18, 2013)	10,000,000	10,143,000
		16,432,455
TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $16,425,000)		16,432,455

	Shares
PREFERENCE SHARES (QUOTA SHARES) - 73.9%
Financial Services - 73.9%
Canada - 4.1%
Awosting (Kane Segregated Account Company) (b)(d)(e)	100	$24,599,193
(Cost: $25,865,645; Acquisition Date: December 27, 2013)
Global - 65.6%
Acadia (Kane Segregated Account Company) (b)(d)(e)	100	31,227,217
(Cost: $31,181,538; Acquisition Date: December 27, 2013)
Altair Re II (b)(d)(e)	15,000,000	15,088,500
(Cost: $15,000,000; Acquisition Date: December 27, 2013)
Axis Ventures Re Cell 0001 Class A (b)(d)(e)	500,000	50,642,831
(Cost: $50,000,000; Acquisition Date: December 30, 2013)
Decker (Kane Segregated Account Company) (b)(d)(e)	100	18,995,489
(Cost: $18,870,785; Acquisition Date: December 26, 2013)
Leggett 1 (Kane Segregated Account Company) (b)(d)(e)	100	25,784,914
(Cost: $25,671,804; Acquisition Date: December 27, 2013)
Leggett 2 (Kane Segregated Account Company) (b)(d)(e)	100	25,296,793
(Cost: $25,225,438; Acquisition Date: December 27, 2013)
Mohonk (Kane Segregated Account Company) (b)(d)(e)	100	76,270,238
(Cost: $75,061,438; Acquisition Date: December 24, 2013)

Hudson Alexander (Mt. Logan Re) (b)(d)(e)	40,000	40,163,880
(Cost: $40,000,000; Acquisition Date: January 2, 2014)
Hudson Charles (Mt. Logan Re) (b)(d)(e)	30,000	30,224,367
(Cost: $30,000,000; Acquisition Date: January 2, 2014)
Hudson Paul (Mt. Logan Re) (b)(d)(e)	30,000	30,236,091
(Cost: $30,000,000; Acquisition Date: January 2, 2014)
Mulholland (Kane Segregated Account Company) (b)(d)(e)	100	15,135,923
(Cost: $15,028,722; Acquisition Date: December 26, 2013)
Skytop (Kane Segregated Account Company) (b)(d)(e)	100	13,953,559
(Cost: $13,791,625; Acquisition Date: January 9, 2014)
Victoria (Kane Segregated Account Company) (b)(d)(e)	4,801	4,800,502
(Cost: $4,800,502; Acquisition Date: January 30, 2014)
Yellowstone (Kane Segregated Account Company) (b)(d)(e)	100	20,017,335
(Cost: $19,861,438; Acquisition Date: January 8, 2014)
		397,837,639
United States - 4.2%
Latigo (Kane Segregated Account Company) (b)(d)(e)	100	25,293,736
(Cost: $25,059,282; Acquisition Date: January 6, 2014)
TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $445,418,217)		447,730,568

PRIVATE FUND UNITS - 2.1%
Financial Services - 2.1%
Global - 2.1%
Aeolus Property Catastrophe Keystone Fund (b)(d)(e)	12,500	12,655,796
(Cost: $12,500,000; Acquisition Date: January 1, 2014)
TOTAL PRIVATE FUND UNITS (Cost $12,500,000)		12,655,796

SHORT-TERM INVESTMENTS - 19.7%
Money Market Funds - 19.7%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.04% (f)	23,840,773	23,840,773
First American Government Obligations Fund - Class Z - 0.01% (f)	23,840,773	23,840,773
First American Prime Obligations Fund - Class Z - 0.02% (f)	23,840,773	23,840,773
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.07% (f)	23,840,773	23,840,772
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (f)	23,840,773	23,840,772
TOTAL SHORT-TERM INVESTMENTS (Cost $119,203,863)		119,203,863

TOTAL INVESTMENTS (Cost $604,564,080) - 100.2%		607,093,108
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(886,333)
TOTAL NET ASSETS - 100.0%		$606,206,775

Country shown is geographic area of peril risk.
Percentages are stated as a percent of net assets.

(a)
Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2014 was $11,070,426 which represents 1.8% of net assets.

(b)	Foreign issued security. Total foreign securities are $487,889,245 which represents 80.5% of net assets.
(c)	Variable rate security. The rate shown is as of January 31, 2014.
(d)	Security is restricted to resale. The aggregate value of these securities at January 31, 2014 was $476,818,819 which represents 78.7% of net assets.
(e)	Non-income producing security.
(f)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of this Schedule of Investments.

Stone Ridge Trust II
Footnotes to the Schedule of Investments
January 31, 2014 (Unaudited)

1. Investment Valuation and Fair Value Measurement In determining the net asset value (“NAV”) of the Fund’s shares, investments in open-end mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Debt securities with a remaining maturity in excess of 60 days, including event-linked bonds, are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers. Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

In the event that the Trust’s pricing vendor is unable to provide two independent broker quotes for event-linked bonds (catastrophe bonds), the Advisor will engage an independent data delivery vendor to obtain firm bids from two independent brokers or from a market maker in the security on a weekly basis and on the last business day of each month. If firm bids are not available, event-linked bonds will be valued based upon indicative bids provided by third-party brokers. An independent third-party valuation model will be used to verify the reasonability of such indicative bids. The Advisor monitors event-linked bonds daily for significant events that could affect the value of these instruments.

Participation Notes and Preference Shares (Quota Shares) are valued on a weekly basis and on the last business day of each month. Some instruments are valued based upon indicative bids provided by third-party brokers. An independent third-party valuation model is used to verify the reasonability of such indicative bids. Fair value is determined for non-broker quoted quota shares using unobservable inputs include original transaction price, losses from severe weather events, and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or severe weather losses in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather may also increase market risk spreads. Quota Shares are monitored daily for significant events that could affect the value of the instruments.

Private funds are valued on a weekly basis and on the last business day of each month. The unobservable inputs used in determining the fair value of private funds include original transaction price, losses from severe weather events, and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or severe weather losses in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather may also increase market risk spreads.

For the purpose of determining the fair value, the Committee may use a variety of valuation methodologies, including: i) mathematical techniques that refer to the prices of similar or related securities; ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; iii) a multiple of earnings; iv) a discount from the market value of a similar freely-traded security; v) the yield to maturity of debt securities; vi) broker indications or single broker bids (provided that such indications or bids may not be the sole basis for valuation determination); vii) mathematical models developed by independent third parties; or viii) any combination of the aforementioned.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were no transfers between Levels during the reporting period. Transfers between levels are recognized at the end of the reporting period. The following tables summarize the inputs used to value the Fund’s investments as of January 31, 2014.

Description	Level 1	Level 2	Level 3	Total

Stone Ridge Reinsurance Risk Premium Interval Fund
Assets
Event-Linked Bonds
Global	$-	$5,282,103	$-	$5,282,103
United States	-	3,617,991	2,170,332	5,788,323
Total Event-Linked Bonds	-	8,900,094	2,170,332	11,070,426
Participation Notes (Quota Shares) (1)	-	-	16,432,455	16,432,455
Preference Shares (Quota Shares) (1)	-	-	447,730,568	447,730,568
Private Fund Units (1)	-	-	12,655,796	12,655,796
Money Market Funds	119,203,863	-	-	119,203,863
Total Assets	$119,203,863	$8,900,094	$478,989,151	$607,093,108

(1) For further security characteristics, see the Fund's Schedules of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	Stone Ridge Reinsurance Risk Premium Interval Fund
	Event-Linked Bonds	Participation Notes (Quota Shares)	Preference Shares (Quota Shares)	Private Fund Units
Beginning Balance (1)	$-	$-	$-	$-
Purchases	2,166,000	16,425,000	445,418,217	12,500,000
Sales	-	-	-	-
Realized gains	-	-	-	-
Realized losses	-	-	-	-
Change in unrealized appreciation (depreciation)	4,332	7,455	2,312,351	155,796
Transfers in/(out) of Level 3	-	-	-	-
Ending Balance - January 31, 2014	$2,170,332	$16,432,455	$447,730,568	$12,655,796

(1) Inception Date was December 10, 2013 for the Reinsurance Risk Premium Interval Fund.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2014.

Reinsurance Risk Premium Interval Fund
Type of Security	Industry	Fair Value at 1/31/14	Valuation Techniques	Unobservable Inputs	Range
Event-Linked Bonds	Financial Services	$2,170,332	Indicative bids	Non-public broker quotations	100.20
Participation Notes (Quota Shares)	Financial Services	16,432,455	Indicative bids	Non-public broker quotations	101.43
Preference Shares (Quota Shares)	Financial Services	447,730,568	Indicative bids Insurance industry loss model	Non-public broker quotations Losses and anticipated losses versus premiums earned	1.0059-1007.87 N/A
Private Fund Units	Financial Services	12,655,796	Insurance industry loss model	Losses and anticipated losses versus premiums earned	N/A

The Fund did not hold any derivative securities during the period ended January 31, 2014.

2. Cost Basis

The cost basis of investments for federal income tax purposes at January 31, 2014 for the Stone Ridge Reinsurance Risk Premium Interval Fund was as follows*:

Stone Ridge Reinsurance Risk Premium Interval Fund
Cost of Investments	$604,564,080
Gross unrealized appreciation	3,827,488
Gross unrealized depreciation	(1,298,460)
Net unrealized appreciation	$2,529,028

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. The Fund's federal income tax information will be available in the Fund's first semi-annual report to shareholders dated April 30, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Stone Ridge Trust II

By (Signature and Title)  /s/ Ross Stevens
                                                  Ross Stevens, President

Date       March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Ross Stevens
                                                    Ross Stevens, President

Date       March 31, 2014

By (Signature and Title)* /s/  Patrick Kelly
                                                     Patrick Kelly, Treasurer

Date       March 31, 2014

* Print the name and title of each signing officer under his or her signature.